SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND

DWS Global Income Builder VIP

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2005.

Philip G. Condon, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Benjamin Pace, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.

John D. Ryan, Director. Portfolio Manager of the fund. Began managing the fund in 2012.

Darwei Kung, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.

■	Senior Portfolio Manager, Head of Tax Managed Equities: New York.

■
Joined Deutsche Asset & Wealth Management in 2003 with 7 years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc and Morgan Stanley.

■	PhD in Chemistry, Princeton University; CFA Charterholder.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2005.

■
Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

■	Portfolio Manager for Retail Fixed Income: New York.

■	BIS, University of Minnesota.

Philip G. Condon, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 1983.

■	Head of US Retail Fixed Income.

■	BA and MBA, University of Massachusetts at Amherst.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

■	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

■	Head of US High Yield Bonds: New York.

■	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Benjamin Pace, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.

■
Joined Deutsche Asset & Wealth Management in 1994 after 11 years of industry experience. Prior to joining, he served as a securities analyst and equity income fund manager for Princeton Bank and Trust. Before that, he held portfolio management positions at Midlantic Bank and United Jersey Bank.

■
Chief Investment Officer and Head of Discretionary Portfolio Management for Wealth Management in the Americas, Member of the Wealth Management Global Investment Committee, Chair of the Americas Investment Committee and Member of the Wealth Management Americas Executive Committee and the Deutsche Asset & Wealth Management Americas Executive Committee: New York.

■	BA in Economics, Columbia University; MBA in Finance, New York University.

March 28, 2014 PROSTKR-363

John D. Ryan, Director. Portfolio Manager of the fund. Began managing the fund in 2012.

■
Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

■	Over 19 years of investment industry experience.

■	BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

■	Portfolio Manager: New York.

■	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Please Retain This Supplement for Future Reference

March 28, 2014
PROSTKR-363